Investments in associates and joint arrangements (Tables)	12 Months Ended
Mar. 31, 2020
Investments in associates and joint arrangements
Schedule of joint operations

		Country of
		incorporation or	Percentage
Name of joint operation	Principal activity	registration	shareholdings[1]
Cornerstone Telecommunications Infrastructure Limited	Network infrastructure	UK	50.0

Note:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2020 rounded to the nearest tenth of one percent.

Schedule of joint ventures and associates

	2020	2019
	€m	€m
Investment in joint ventures	5,323	3,399
Investment in associates	508	553
31 March	5,831	3,952

Schedule of joint ventures

		Country of
		incorporation or	Percentage
Name of joint venture	Principal activity	registration	shareholdings[1]
Vodafone Idea Limited[2,4]	Network operator	India	44.4
VodafoneZiggo Group Holding B.V.	Network operator	Netherlands	50.0
Infrastructture Wireless Italiane (INWIT) S.p.A.[3]	Network infrastructure	Italy	37.5
Indus Towers Limited	Network infrastructure	India	42.0
Vodafone Hutchison Australia Pty Limited	Network operator	Australia	50.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2020 rounded to the nearest tenth of one percent.
2

At 31 March 2020 the fair value of the Group’s interest in Vodafone Idea Limited was INR 40 billion (€476 million) (2019: INR 123 billion (€1,580 million)) based on the quoted share price on the National Stock Exchange of India.

3	At 31 March 2020 the fair value of the Group’s interest in INWIT S.p.A.was €3,345 million based on the quoted share price on the Milan Stock Exchange.
4	Vodafone Idea was formed on 31 August 2018 following the combination of Vodafone India Ltd with Idea Cellular Limited.

Schedule of aggregated financial information for group's joint ventures

				(Loss)/profit from			Other comprehensive			Total comprehensive
	Investment in joint ventures			continuing operations			income			(expense)/income
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Vodafone Idea Limited	—	1,392	—	(2,546)	(903)	—	(8)	(1)	—	(2,554)	(904)	—
VodafoneZiggo Group Holding B.V.	1,630	1,842	2,119	(64)	(239)	(398)	—	4	1	(64)	(235)	(397)
INWIT S.p.A.	3,345	—	—	—	—	—	—	—	—	—	—	—
Indus Towers Limited	766	601	893	19	55	135	7	—	—	26	55	135
Vodafone Hutchison Australia Pty Limited	(466)	(484)	(979)	(35)	(23)	32	—	—	—	(35)	(23)	32
Other	48	48	64	(125)	(14)	(15)	—	—	—	(125)	(14)	(15)
Total	5,323	3,399	2,097	(2,751)	(1,124)	(246)	(1)	3	1	(2,752)	(1,121)	(245)

Schedule of financial information of each of Group's material equity accounted joint ventures

				Vodafone Ziggo Group						Vodafone Hutchison
			INWIT
	Vodafone Idea Limited		S.p.A.	Holding B.V.			Indus Towers Limited			Australia Pty Limited
	2020	2019	2020	2020	2019	2018	2020	2019	2018	2020	2019	2018
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Income statement
Revenue	5,704	3,379	—	3,948	3,868	3,972	2,365	2,227	2,477	2,108	2,290	2,518
Operating expenses	(4,938)	(2,999)	—	(2,163)	(2,169)	(2,285)	(1,336)	(1,438)	(1,478)	(1,489)	(1,634)	(1,745)
Depreciation and amortisation	(2,426)	(1,364)	—	(1,528)	(2,012)	(2,232)	(268)	(305)	(303)	(508)	(494)	(483)
Other expense	(6,627)	(253)	—	—	—	—	(592)	—	—	—	—	—
Operating (loss)/profit	(8,287)	(1,237)	—	257	(313)	(545)	169	484	696	111	162	290
Interest income	147	56	—	—	—	6	32	11	16	4	3	3
Interest expense	(1,740)	(817)	—	(343)	(602)	(543)	(196)	(79)	(74)	(256)	(240)	(230)
(Loss)/profit before tax	(9,880)	(1,998)	—	(86)	(915)	(1,082)	5	416	638	(141)	(75)	63
Income tax	—	1	—	(42)	437	287	39	(238)	(316)	—	—	1
(Loss)/profit from continuing operations	(9,880)	(1,997)	—	(128)	(478)	(795)	44	178	322	(141)	(75)	64

		Vodafone Idea		VodafoneZiggo Group				Vodafone Hutchison
		Limited	INWIT S.p.A.	Holding B.V.		Indus Towers Limited		Australia Pty Limited
	2020	2019	2020	2020	2019	2020	2019	2020	2019
	€m1	€m1	€m2	€m	€m	€m	€m	€m	€m
Statement of financial position
Non-current assets	21,240	22,577	14,517	17,745	17,665	2,448	1,511	2,965	2,971
Current assets	3,235	3,814	288	752	875	562	749	767	334
Total assets	24,475	26,391	14,805	18,497	18,540	3,010	2,260	3,732	3,305
Equity shareholders’ funds	(3,475)	3,696	8,917	3,260	3,684	566	699	(2,047)	(2,144)
Non-current liabilities	15,835	15,137	4,907	12,974	12,489	1,327	465	5,146	4,590
Current liabilities	12,115	7,558	981	2,263	2,367	1,117	1,096	633	859
Cash and cash equivalents within current assets	320	138	40	116	288	16	42	196	243
Non-current liabilities excluding trade and other payables and provisions	15,790	13,828	4,684	12,550	12,009	1,095	133	5,137	4,580
Current liabilities excluding trade and other payables and provisions	2,979	4,289	218	1,108	1,272	658	590	124	203

Notes:

1	Includes certain amounts subject to an adjustment mechanism agreed as part of the formation of Vodafone Idea. See note 29 “Contingent liabilities and legal proceedings" for more detail.
2	Includes balances which are provisional based on finalisation of a purchase price allocation.

Reconciliation of summarised financial information present to the carrying amount of our interest in joint ventures

	Vodafone Idea			VodafoneZiggo Group						Vodafone Hutchison
	Limited		INWIT S.p.A.	Holding B.V.			Indus Towers Limited			Australia Pty Limited
	2020	2019	2020	2020	2019	2018	2020	2019	2018	2020	2019	2018
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Equity shareholders’ funds	(3,475)	3,696	8,917	3,260	3,684	—	566	699	—	(2,047)	(2,144)	—
Interest in joint ventures[1]	(1,543)	1,671	3,345	1,630	1,842	—	238	294	—	(1,024)	(1,072)	—
Impairment	(261)	(279)	—	—	—	—	—	—	—	—	—	—
Goodwill	—	—	—	—	—	—	528	564	—	94	106	—
Transferred to assets held for sale	—	—	—	—	—	—	—	(236)		412	467
Investment proportion not recognised	1,804	—	—	—	—	—	—	(21)	—	52	15	—
Carrying value	—	1,392	3,345	1,630	1,842	—	766	601	—	(466)	(484)	—

(Loss)/profit from continuing operations	(9,880)	(1,997)	—	(128)	(478)	(795)	44	178	322	(141)	(75)	64
Share of (loss)/profit[1]	(4,386)	(903)	—	(64)	(239)	(398)	19	75	135	(70)	(38)	32
(Loss)/profit proportion not recognised	1,840	—	—	—	—	—	—	(20)	—	35	15	—
Share of (loss)/profit	(2,546)	(903)	—	(64)	(239)	(398)	19	55	135	(35)	(23)	32

Note:

1The Group’s effective ownership percentage of Vodafone Idea Limited, VodafoneZiggo Group Holding B.V., Inwit S.p.A., Indus Towers Limited and Vodafone Hutchison Australia Pty Limited are 44.4%,  50%, 37.5%,  42% and 50%, respectively, rounded to the nearest tenth of one percent.

The Group has provided expanded financial information in respect of Vodafone Idea Limited.

		Vodafone Idea Limited
	2020	2019
	€m	€m
Statement of financial position
Goodwill	77	82
Other intangible assets	12,466	14,503
Property, plant and equipment	7,351	6,571
Investments in associates and joint ventures	687	734
Trade and other receivables	659	687
Non-current ssets	21,240	22,577
Taxation recoverable	1,106	1,443
Trade and other receivables	1,754	1,366
Other investments	55	866
Cash and cash equivalents	320	138
Other	—	1
Current assets	3,235	3,814
Total assets	24,475	26,391

Equity shareholders' funds	(3,475)	3,696
Long-term borrowings	15,757	13,797
Trade and other payables	44	198
Provisions	1	1,111
Other	33	31
Non-current liabilities	15,835	15,137
Short-term borrowings	2,979	4,289
Provisions	698	521
Trade and other payables	8,438	2,748
Current liabilities	12,115	7,558
Total equity and liabilities	24,475	26,391

Statement of cash flows
Cash flows from operating activities	1,422	378
Cash flows from investing activities	(735)	(637)
Cash flows from financing activities	(475)	(342)
Net cash inflow/(outflow)	212	(601)
Cash and cash equivalents at the beginning of the financial year	127	—
Cash and cash equvalents on formation	—	716
Exchange gain	(19)	12
Cash and cash equivalents at the end of the financial year	320	127

Schedule expanded financial information in respect of Vodafone Idea Limited

		Vodafone Idea Limited
	2020	2019
	€m	€m
Statement of financial position
Goodwill	77	82
Other intangible assets	12,466	14,503
Property, plant and equipment	7,351	6,571
Investments in associates and joint ventures	687	734
Trade and other receivables	659	687
Non-current ssets	21,240	22,577
Taxation recoverable	1,106	1,443
Trade and other receivables	1,754	1,366
Other investments	55	866
Cash and cash equivalents	320	138
Other	—	1
Current assets	3,235	3,814
Total assets	24,475	26,391

Equity shareholders' funds	(3,475)	3,696
Long-term borrowings	15,757	13,797
Trade and other payables	44	198
Provisions	1	1,111
Other	33	31
Non-current liabilities	15,835	15,137
Short-term borrowings	2,979	4,289
Provisions	698	521
Trade and other payables	8,438	2,748
Current liabilities	12,115	7,558
Total equity and liabilities	24,475	26,391

Statement of cash flows
Cash flows from operating activities	1,422	378
Cash flows from investing activities	(735)	(637)
Cash flows from financing activities	(475)	(342)
Net cash inflow/(outflow)	212	(601)
Cash and cash equivalents at the beginning of the financial year	127	—
Cash and cash equvalents on formation	—	716
Exchange gain	(19)	12
Cash and cash equivalents at the end of the financial year	320	127

Schedule of associates

		Country of
		incorporation or	Percentage[1]
Name of associate	Principal activity	registration	shareholdings
Safaricom Limited[2,3]	Network operator	Kenya	40.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2020 rounded to the nearest tenth of one percent.
2	The Group also holds two non-voting shares.
3

At 31 March 2020 the fair value of the Group’s interest in Safaricom Limited was KES 423 billion (€3,672 million) (2019: KES 441 billion (€3,898 million)) based on the closing quoted share price on the Nairobi Stock Exchange.

Schedule of aggregated financial information for group's associates

	Investment in		Profit from		Other comprehensive		Total comprehensive
	associates		continuing operations		expense		income

	2020	2019	2020	2019	2020	2019	2020	2019
	€m	€m	€m	€m	€m	€m	€m	€m
Total	508	553	246	216	—	—	246	216